REAL ESTATE EQUITY SECURITIES - Additional Information (Detail)		3 Months Ended		12 Months Ended
	Oct. 29, 2019 USD ($) shares	Mar. 31, 2020 USD ($) Investment shares	Mar. 31, 2019 USD ($)	Dec. 31, 2019 USD ($) Investment shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Marketable Securities [Line Items]
Number of investments in equity securities | Investment		3		3
Interest and Dividend Income, Securities, Operating, Available-for-sale		$ 1,479,000	$ 1,776,000	$ 6,099,000	$ 6,002,000	$ 2,531,000
Plymouth Industrial REIT Inc | Common Stock
Marketable Securities [Line Items]
Stock repurchased during period (in shares) | shares		568,723
Payments to acquire investments		$ 6,900,000
Number of securities sold (in shares) | shares		415,841
Proceeds from sale of equity securities		$ 7,900,000
Franklin Street Properties Corp.
Marketable Securities [Line Items]
Stock repurchased during period (in shares) | shares		1,637,095
Payments to acquire investments		$ 10,000,000
Plymouth Industrial REIT Inc | Common Stock
Marketable Securities [Line Items]
Stock repurchased during period (in shares) | shares				555,555
Payments to acquire investments				$ 10,000,000
Number of securities sold (in shares) | shares				139,714
Proceeds from sale of equity securities				$ 2,700
Whitestone REIT | Common Stock
Marketable Securities [Line Items]
Number of securities sold (in shares) | shares				1,781,894
Proceeds from sale of equity securities				$ 25,400,000
SREIT
Marketable Securities [Line Items]
Payments to acquire investments	$ 5,200,000
Number of shares owned (in shares) | shares	7,186,000